Cost of Sales by Nature (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Cost of Sales
COST OF SALES BY NATURE

(in millions of Canadian dollars)	2018	2017
Raw materials	1,713	1,776
Wages and employee benefits expenses	754	689
Energy	302	259
Delivery	487	356
Depreciation and amortization	244	215
Other	497	475
	3,997	3,770

Selling and Administrative Expenses	SELLING AND ADMINISTRATIVE EXPENSES BY NATURE

(in millions of Canadian dollars)	2018	2017
Wages and employee benefits expenses	314	287
Information technology	29	24
Publicity and marketing	17	16
Other	50	51
	410	378